Organization and business overview (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 05, 2023
Common Stock, dividends, declared	$ 0	$ 0
Common stock voting rights	Each Class A Ordinary Share shall be entitled to one vote and each Class B Ordinary Share shall be entitled to 10 votes on all matters subject to the vote at general meetings of our Company
Common Class A [Member]
Shares issued	22,747,426	12,571,044
Common Class B [Member]
Shares issued	3,542,400	3,542,400
Common Class B [Member] | Zou Junming Terence [Member]
Shares issued			176,640.8
Ryde Technologies Pte. Ltd. [Member]
Ownership percentage	99.26%		99.26%
Shares issued			4,503,985
Ryde Technologies Pte. Ltd. [Member] | Common Class A [Member]
Shares issued			3,263,666
Ryde Technologies Pte. Ltd. [Member] | Common Class B [Member]
Shares issued			1,240,319